OWC Pharmaceutical Research Corp. - Consolidated Balance Sheets - USD ($)		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash		$ 1,165,638	$ 1,469,267	$ 2,469
Other assets		0	24,091	0
Total current assets		1,165,638	1,493,358	2,469
Property and equipment, net		28,903	29,454	0
Total assets		1,194,541	1,522,812	2,469
Current Liabilities:
Accounts payable - trade		37,309	16,523	0
Accrued expenses		2,949	43,643	4,000
Accrued interest		0	0	13,863
Advances payable to related parties		0	138	28,436
Current portion of convertible notes payable net of discount		0	0	81,880
Total current liabilities		40,258	60,304	128,179
Total liabilities		40,258	60,304	128,179
Stockholders' equity:
Preferred stock	[1]	0	0	0
Common stock	[2]	797	784	217
Additional paid-in capital		8,052,175	8,000,847	697,278
Common stock subscriptions receivable		(651,730)	(651,730)	0
Subcription payable		50,000	0	0
Accumulated deficit		(6,298,486)	(5,893,878)	(823,205)
Accumulated other comprehensive income		1,527	6,485	0
Total stockholders' equity (deficit)		1,154,283	1,462,508	(125,710)
Total liabilities and stockholders' equity		$ 1,194,541	$ 1,522,812	$ 2,469

[1]	$0.0001 par value. Authorized 20,000,000 shares: none issued and outstanding at March 31, 2015, December 31, 2014 and 2013, respectively.
[2]	$0.0001 par value. Authorized 500,000,000 shares: 79,729,273; 78,429,241 and 21,641,450 shares issued and outstanding at March 31, 2015, December 31, 2014 and 2013, respectively.